TRADE AND OTHER PAYABLES (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Trade and other payables due within one year
Trade and other payables	$ 873	$ 807
Derivatives - forward foreign exchange, currency and interest swaps	48	39
Acquisition consideration	36	38
Total trade and other current payables	957	884
Other payables due after one year
Acquisition consideration	124	82
Other payables	4
Total other payables due after one year	128	82
Contingent consideration	104	56
In two years
Other payables due after one year
Acquisition consideration	50	29
In three years
Other payables due after one year
Acquisition consideration	24	8
In four years
Other payables due after one year
Acquisition consideration	43	20
In five years
Other payables due after one year
Acquisition consideration	2	11
After five years
Other payables due after one year
Acquisition consideration	$ 5	$ 14